Equity Instrument (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of financial assets [line items]
Detail, by classification and type, of Equity instruments
	Million of euros
	2018 (*)	2017	2016
Classification:
Financial assets held for trading	8,938	21,353	14,497
Non-trading financial assets mandatorily at fair value through profit or loss	3,260
Financial assets designated at fair value through profit or loss	—	933	546
Financial assets designated at fair value through other comprehensive income	2,671
Financial assets available-for-sale	—	4,790	5,487
	14,869	27,076	20,530
Type:
Shares of Spanish companies	3,448	4,199	3,098
Shares of foreign companies	9,107	20,448	15,342
Investment fund shares	2,314	2,429	2,090
	14,869	27,076	20,530

(*)    See reconciliation of IAS39 as of December 31, 2017 to IFRS9 as of January 1, 2018 (Note 1.b).

Equity instruments
Disclosure of financial assets [line items]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [text block]
	Million of euros
	2018 (*)	2017	2016

Balance at beginning of the year	3,169	5,487	4,849
Net additions (disposals)	(324)	(331)	(294)
Of which:
Visa Europe, Ltd.	—	—	(263)
Valuation adjustment and other items	(174)	(366)	932
Balance at end of year	2,671	4,790	5,487

(*)    See reconciliation of IAS39 as of December 31, 2017 to IFRS9 as of January 1, 2018 (Note 1.b).